RELATED PARTY TRANSACTIONS (Schedule of Related Parties by Related Party) (Details)	12 Months Ended
Dec. 31, 2013
Mr. Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A shareholder of the Company
Lentuo Electromechanical [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by Mr. Guo
Mr. Yingjie Wang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Noncontrolling interests in Yuchen
Mr. Fuli Guo [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Noncontrolling interests in Yuchen
Itochu Corporation [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Noncontrolling interests in Aotong
Haowu [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group [Member]
Related Party Transaction [Line Items]
Relationship with the Group	The parent company of Haowu